Supplement dated December 27, 2013 to the
current Prospectus of each of the Funds Listed Below
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Effective as of February 3, 2014, in the Prospectus of each Fund, the following new disclosure is added in the section entitled “How to Buy, Sell and Exchange Fund Shares:”

Waiver of the CDSC—Class A Shares

The CDSC will be waived if the Class A shares are sold:

•	After a shareholder is deceased or permanently disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders as well as shares held in joint tenancy, provided the shares were purchased before the death or permanent disability,
•	To provide for certain distributions—made without IRS penalty—from a qualified or tax-deferred retirement plan, benefit plan, IRA or Section 403(b) custodial account,
•	To withdraw excess contributions from a qualified or tax-deferred retirement plan, IRA or Section 403(b) custodial account, and
•	For redemptions by certain retirement or benefit plans.

For more information, see the SAI.

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Effective as of February 3, 2014, in the Prospectus of each Fund that offers Class B shares, in the section entitled “How to Buy, Sell and Exchange Fund Shares, “the existing disclosure entitled “Waiver of the CDSC—Class B Shares” is deleted and the following new disclosure is added:

Waiver of the CDSC—Class B Shares

The CDSC will be waived if the Class B shares are sold:

•	After a shareholder is deceased or permanently disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders as well as shares held in joint tenancy, provided the shares were purchased before the death or permanent disability,
•	To provide for certain distributions—made without IRS penalty—from a qualified or tax-deferred retirement plan, benefit plan, IRA or Section 403(b) custodial account,
•	To withdraw excess contributions from a qualified or tax-deferred retirement plan, IRA or Section 403(b) custodial account, and
•	On certain redemptions effected through a Systematic Withdrawal Plan.

For more information, see the SAI.

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Effective as of February 3, 2014, in the Prospectus of each Fund, in the section entitled “How to Buy, Sell and Exchange Fund Shares,” the existing disclosure entitled “Waiver of the CDSC—Class C Shares” is deleted and the following new disclosure is added:

Waiver of the CDSC—Class C Shares

The CDSC will be waived if the Class C shares are sold:

•	After a shareholder is deceased or permanently disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders as well as shares held in joint tenancy, provided the shares were purchased before the death or permanent disability,
•	To provide for certain distributions—made without IRS penalty—from a qualified or tax-deferred retirement plan, benefit plan, IRA or Section 403(b) custodial account,

•	To withdraw excess contributions from a qualified or tax-deferred retirement plan, IRA or Section 403(b) custodial account, and
•	The CDSC will be waived for redemptions by certain group retirement plans for which Prudential or brokers not affiliated with Prudential provide administrative or record keeping services. The CDSC will also be waived for certain redemptions by benefit plans sponsored by Prudential and its affiliates. For more information, call Prudential Retirement at (800) 353-2847.

Investment Company Name	Fund / Series Name
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Jennison Market Neutral Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Small-Cap Value Fund
Prudential MoneyMart Assets, Inc.
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund
Prudential Investment Portfolios 16	Prudential Defensive Equity Fund
Target Conservative Allocation Fund
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Absolute Return Bond Fund
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential International Value Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Jennison Global Infrastructure Fund
Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios, Inc. 17	Prudential Total Return Bond Fund
Prudential Short Duration Multi-Sector Fund
Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund
Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Investment Portfolios 18	Prudential Jennison 20/20 Focus Fund
Prudential Jennison MLP Fund

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